Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2015
Income tax
Income tax rate (as a percent)	25.00%	25.00%
Composition of income tax expenses
Current income tax		¥ 31,467
Deferred income tax		(3,085)
Total	$ 4,362	¥ 28,382
Hong Kong
Income tax
Income tax rate (as a percent)	16.50%	16.50%
PRC
Income tax
Income tax rate (as a percent)	25.00%	25.00%
Preferential tax rate	15.00%	15.00%
Number of years to enjoy preferential tax rate	3 years	3 years
Predecessor
Income tax
Income tax rate (as a percent)			25.00%	25.00%